Net Fee and Commission Income	12 Months Ended
Dec. 31, 2023
Fee and commission income (expense) [abstract]
Net Fee and Commission Income	4. NET FEE AND COMMISSION INCOME

			Group
	2023	2022	2021
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	542	562	478
Insurance, protection and investments	47	78	67
Credit cards	94	95	73
Non-banking and other fees(1)	121	104	79
Total fee and commission income	804	839	697
Total fee and commission expense	(501)	(509)	(411)
Net fee and commission income	303	330	286
(1)    Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.